CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Premiums (net of reinsurance ceded of $447, $485 and $528)	$ 624	$ 592	$ 581
Contract charges (net of reinsurance ceded of $283, $291 and $278)	1,008	991	952
Net investment income	2,637	2,760	2,974
Realized capital gains and losses:
Total other-than-temporary impairment losses	(279)	(591)	(1,592)
Portion of loss recognized in other comprehensive income	(14)	(45)	316
Net other-than-temporary impairment losses recognized in earnings	(293)	(636)	(1,276)
Sales and other realized capital gains and losses	683	123	856
Total realized capital gains and losses	390	(513)	(420)
Total revenues	4,659	3,830	4,087
Costs and expenses
Contract benefits (net of reinsurance ceded of $631, $673 and $601)	1,502	1,496	1,402
Interest credited to contractholder funds (net of reinsurance ceded of $27, $32 and $32)	1,608	1,764	2,076
Amortization of deferred policy acquisition costs	430	220	761
Operating costs and expenses	394	408	405
Restructuring and related charges	1	(3)	24
Interest expense	45	44	42
Total costs and expenses	3,980	3,929	4,710
Gain on disposition of operations	15	14	15
Income (loss) from operations before income tax expense (benefit)	694	(85)	(608)
Income tax expense (benefit)	225	(45)	(94)
Net income (loss)	469	(40)	(514)
Other comprehensive income, after-tax
Change in unrealized net capital gains and losses	275	1,408	1,877
Change in unrealized foreign currency translation adjustments	(1)
Other comprehensive income, after-tax	274	1,408	1,877
Comprehensive income	$ 743	$ 1,368	$ 1,363